Consolidated Statements of Changes in Contingently Redeemable Convertible Preferred Stock and Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	As Reported	Retroactive application of the recapitalization	Contingently Redeemable Convertible Preferred Stock	Contingently Redeemable Convertible Preferred Stock As Reported	Contingently Redeemable Convertible Preferred Stock Retroactive application of the recapitalization	Common Stock	Common Stock As Reported	Additional Paid-In Capital	Additional Paid-In Capital As Reported	Accumulated Deficit	Accumulated Deficit As Reported	Accumulated Other Comprehensive Income
Beginning balance (in shares) at Dec. 31, 2020				10,826	6,766	4,060
Beginning balance at Dec. 31, 2020				$ 44,476	$ 44,476
Beginning balance (in shares) at Dec. 31, 2020			59,179				157,786	98,607
Beginning balance at Dec. 31, 2020	$ 89,239	$ 89,224	$ 15				$ 16	$ 1	$ 163,967	$ 163,967	$ (74,744)	$ (74,744)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	6,849										6,849
Other comprehensive income	0
Stock-based compensation	588								588
Issuances of common stock- warrants and options	496								496
Ending balances (in shares) at Mar. 31, 2021				10,826
Ending balance at Mar. 31, 2021				$ 44,476
Ending balances (in shares) at Mar. 31, 2021							157,786
Ending balance at Mar. 31, 2021	97,172						$ 16		165,051		(67,895)
Beginning balance (in shares) at Dec. 31, 2020				10,826	6,766	4,060
Beginning balance at Dec. 31, 2020				$ 44,476	$ 44,476
Beginning balance (in shares) at Dec. 31, 2020			59,179				157,786	98,607
Beginning balance at Dec. 31, 2020	89,239	$ 89,224	$ 15				$ 16	$ 1	163,967	$ 163,967	(74,744)	$ (74,744)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Costs attributable to issuance of common stock and equity instruments- Merger with XPDI	$ (16,600)
Ending balances (in shares) at Dec. 31, 2021	10,826			10,826
Ending balance at Dec. 31, 2021	$ 44,476			$ 44,476
Ending balances (in shares) at Dec. 31, 2021							271,576
Ending balance at Dec. 31, 2021	1,341,210						$ 27		1,379,581		(27,432)		$ (10,966)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of common stock - conversion of contingently redeemable preferred stock to common stock (in shares)				(10,826)
Issuance of common stock - conversion of contingently redeemable preferred stock to common stock				$ (44,476)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(466,204)										(466,204)
Other comprehensive income	27,164												27,164
Stock-based compensation	20,573								20,573
Issuance of common stock - restricted stock and restricted stock units (in shares)							6,803
Issuance of common stock - restricted stock and restricted stock units							$ 1		(1)
Issuance of common stock - exercise of warrants (in shares)							3,001
Issuance of common stock - conversion of contingently redeemable preferred stock to common stock (in shares)							10,826
Issuance of common stock - conversion of contingently redeemable preferred stock to common stock	44,476						$ 1		44,475
Issuances of common stock- Merger with XPDI (in shares)							30,778
Issuances of common stock- Merger with XPDI	163,459						$ 3		163,456
Costs attributable to issuance of common stock and equity instruments- Merger with XPDI	(16,642)								(16,642)
Issuances of common stock- vendor settlement (in shares)							1,580
Issuances of common stock- vendor settlement	$ 12,674								12,674
Ending balances (in shares) at Mar. 31, 2022	0			0
Ending balance at Mar. 31, 2022	$ 0			$ 0
Ending balances (in shares) at Mar. 31, 2022							324,564
Ending balance at Mar. 31, 2022	$ 1,126,710						$ 32		$ 1,604,116		$ (493,636)		$ 16,198